Gain On Write-Down Of Accounts Payable	12 Months Ended
Jul. 31, 2015
Notes to Financial Statements
Note 11 - Gain On Write-Down Of Accounts Payable	During the year, the Company wrote down $72,328 of accounts payables. There were no accounts payable write-downs in the year ended July 31, 2014.